Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	EASTMAN CHEMICAL CO
Entity Central Index Key	0000915389
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 6,964,111,202
Entity Common Stock, Shares Outstanding	137,003,954
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011